Consolidated Statements of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Operating activities
Net loss for the year/period	$ (2,464,747)	$ (5,593,906)
Adjustment for items not affecting cash
Depreciation of equipment	34,036	59,479
Imputed interest	27,677	0
Interest income	0	(7,459)
Share compensation expense	112,573	1,709,230
Shares to be issued for services	0	98,900
Change in fair value of warrant derivative liability	0	(484,124)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(2,290,461)	(4,217,880)
Changes in non-cash working capital items
Prepaid expenses and other receivables	420,709	(107,087)
Due from related parties	0	6,432
Accounts payable	195,427	(174,229)
Accrued liabilities	34,847	(97,623)
Net cash used in operating activities	(1,639,478)	(4,590,387)
Investing activities
Acquisition of equipment	(109,316)	(80,195)
Provision of a loan receivable	0	(300,000)
Net cash used in investing activities	(109,316)	(380,195)
Financing activities
Proceeds from issuance of shares, net of issue costs	2,604,453	11,341,397
Repayment of proceeds from loans payable	(733,293)	0
Proceeds from exercise of stock options	228,875	0
Repayment of loans from related parties	(111,357)	0
Net cash provided by financing activities	1,988,678	11,341,397
Effects of foreign currency exchange rate changes	(33,433)	36,334
Net increase in cash and cash equivalents for the period	206,451	6,407,149
Cash and cash equivalents, beginning of period	3,482	209,933
Cash and cash equivalents, end of period	209,933	6,617,082
Supplemental information:
Issuance of shares on conversion of loans	$ 239,746	$ 500,000